Acquisition costs and other expenditure - Staff and employment costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	13,837	13,606	14,990
Costs of employment
Wages and salaries	$ 973	$ 917	$ 815
Social security costs	42	41	25
Defined benefit schemes			(91)
Defined contribution schemes	42	42	37
Total costs of employment	1,057	1,000	786
Discontinued operations
Costs of employment
Wages and salaries	511	619	1,193
Social security costs	22	26	96
Defined benefit schemes			(5)
Defined contribution schemes	29	34	73
Total costs of employment	$ 562	$ 679	$ 1,357
Discontinued US operations
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	3,306	3,650	4,014
Discontinued UK and Europe operations
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee			5,672
Continuing and discontinued operations
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	17,143	17,256	24,676
Costs of employment
Wages and salaries	$ 1,484	$ 1,536	$ 2,008
Social security costs	64	67	121
Defined benefit schemes			(96)
Defined contribution schemes	71	76	110
Total costs of employment	$ 1,619	$ 1,679	$ 2,143
Asia and Africa
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	13,237	12,949	14,206
Number of commission based sales staff | employee	440	502	346
Head office function
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	600	657	784